Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, shares authorized (in shares)	50,000,000
Preferred stock, shares issued (in shares)	0
Preferred stock, shares outstanding (in shares)	0
Convertible Preferred Stock
Preferred stock, par value (in dollars per share)	$ 0.01
Preferred stock, liquidation value	$ 1,000,000
Preferred stock, shares authorized (in shares)	100,000
Preferred stock, shares issued (in shares)	100,000
Preferred stock, shares outstanding (in shares)	100,000
Class A
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	500,000,000
Common stock, shares issued (in shares)	18,096,000
Common stock, shares outstanding (in shares)	18,096,000
Class B
Common stock, par value (in dollars per share)	$ 0.001
Common stock, shares authorized (in shares)	125,000,000
Common stock, shares issued (in shares)	114,664,000
Common stock, shares outstanding (in shares)	114,664,000
Class C Redeemable Preferred Units
Temporary equity, shares authorized (in shares)	0	43,089,000
Temporary equity, shares outstanding (in shares)	0	43,089,000